Acquisition of the Oriental VIP Room (Details Textual) (USD $)	6 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 VIP Room [Member]	Jun. 30, 2013 VIP Room [Member]	Jun. 26, 2013 VIP Room [Member]
Acquire Right Percentage Of Profit Interest			100.00%
Payments to Acquire Businesses, Gross			$ 20,000,000
Business Acquisition Cost Of Acquired Entity Cash Paid Installment One					10,000,000
Business Acquisition Cost Of Acquired Entity Cash Paid Installment Two					10,000,000
Earn Out Payment Agreement Description				In addition, as more fully set forth below, the Company is required to pay and issue to the Oriental VIP Room Seller (i) up to an aggregate of $39,000,000 and 1,875,000 Ordinary Shares in the event certain rolling chip turnover targets are achieved for each of the three 12 month periods ending June 30, 2014, 2015 and 2016 following the closing date (the Base Earnout Payment), (ii) and additional cash payments and Ordinary Shares in the event the rolling chip turnover targets for each of the three 12 month periods ending June 30, 2014, 2015 and 2016 following the closing date are exceeded, in increments of $25,000,000 (the Incremental Earnout Payment). For each $25,000,000 increment in which the rolling chip Turnover target for such year is exceeded, the Company shall pay an additional $130,000 and issue 6,250 Ordinary Shares. The Oriental VIP Room Seller is not entitled to any additional Incremental Earnout Payments in the event that the Sellers rolling chip turnover exceeds $5,000,000,000. As a result, in any year the maximum Incremental Earnout Payment cannot exceed $13,000,000 in cash and 625,000 in Ordinary Shares. In the event that the Seller fails to achieve the Base Rolling Chip Turnover in any year, the Oriental VIP Room Seller will not be entitled to receive any earnout payments. If the Oriental VIP Room Seller achieves an aggregate Rolling Chip Turnover of at least $15,000,000,000 for the 36 month period ending June 30, 2016, the Company shall pay an additional $2,500,000 for every $1,000,000,000 of Rolling Chip Turnover in excess of $15,000,000,000 up to a maximum of $12,500,000.
Rolling Chip Turnover Target Forbase Earnout Payment Shares				25,000,000
Base Earnout cash Payment Shares				130,000
Base Earnout Shares				6,250
Rolling Chip Turnover Target				15,000,000,000
Rolling Chip Turnover Agreement Maturity Date				Jun. 30, 2016
Rolling Chip Turnover Target Base Amount				1,000,000,000
Rolling Chip Turnover Target Additional Payment Amount				2,500,000
Rolling Chip Turnover Target Maximum Payment Amount				12,500,000
Estimated Contingent Purchase Price				57,803,560
Business Acquisition Estimated Purchase Price Cash	10,000,000	15,146,026
Business Acquisition Purchase Price Contingent Cash and Ordinary Shares	47,803,560	32,861,094		47,813,997
Business Acquisition Purchase Price Allocation Extensed Amount	$ 1,252,000